Long-term financial investments - Schedule of Equity- Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Other Entities [Roll Forward]
Investments, beginning balance	$ 8,238
Investments, ending balance	0	$ 8,238
Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	37,515	40,345
Contributions (Proceeds)		11,958
Change in Fair Value		(14,788)
Investments, ending balance		37,515
Long -Term Financial Investments
Investment Other Entities [Roll Forward]
Investments, beginning balance	37,515
Contributions (Proceeds)	8,748
Change in Fair Value	1,743
Investments, ending balance	48,006	37,515
Forsee Power | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	2,270	14,969
Contributions (Proceeds)	0	0
Change in Fair Value	(559)	(12,699)
Investments, ending balance	1,711	2,270
Wisdom Motor | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	1,900	4,100
Contributions (Proceeds)	0	0
Change in Fair Value	(1,900)	(2,200)
Investments, ending balance	0	1,900
Quantron AG | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	0	4,400
Contributions (Proceeds)	0	1
Change in Fair Value	0	(4,401)
Investments, ending balance	0	0
HyCap Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	23,987	12,801
Contributions (Proceeds)	6,130	6,102
Change in Fair Value	1,960	5,084
Investments, ending balance	32,077	23,987
CleanH2 Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	9,043	4,075
Contributions (Proceeds)	2,460	5,328
Change in Fair Value	2,465	(360)
Investments, ending balance	13,968	9,043
Templewater Fund | Long -Term Investment
Investment Other Entities [Roll Forward]
Investments, beginning balance	315	0
Contributions (Proceeds)	158	527
Change in Fair Value	(223)	(212)
Investments, ending balance	$ 250	$ 315